Document and Entity Information	Jul. 14, 2025
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Jul. 14, 2025
Entity Registrant Name	NextCure, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38905
Entity Tax Identification Number	47-5231247
Entity Address, Address Line One	9000 Virginia Manor Road
Entity Address, Adress Line Two	Suite 200
Entity Address, City or Town	Beltsville
Entity Address State Or Province	MD
Entity Address, Postal Zip Code	20705
City Area Code	240
Local Phone Number	399-4900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	NXTC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001661059
Amendment Flag	false
Current Fiscal Year End Date	--12-31